Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of GATX Corporation Master Trust's Assets
The following tables set forth the fair value of the GATX Corporation Master Trust's assets:

	Assets at Fair Value
	(Level 1) *
	December 31, 2025	December 31, 2024
Mutual funds	$114,161,653	$98,986,627
GATX common stock fund	31,944,636	30,869,976
Collective trusts	141,449,235	130,498,282
Total assets at fair value	$287,555,524	$260,354,885
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(*) As of December 31, 2025 and December 31, 2024 all assets were classified as level 1. There were no assets classified as level 2 and level 3.